Financial assets sold under repurchase agreements	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial assets sold under repurchase agreements [text block]

38.	Financial assets sold under repurchase agreements

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Principal	3,343,950	1,306,996	782,397
Accrued interest	—	399	62

	3,343,950	1,307,395	782,459